Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 10,926	$ 10,983
Transfers out of Level 2 into Level 1 of fair value hierarchy	19,119	13,062
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,301	607
Transfers out of Level 2 into Level 1 of fair value hierarchy	993	522
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	7,078	16,452
Transfers out of Level 2 into Level 1 of fair value hierarchy	9,295	11,895
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	9,211	9,499
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 15,704	$ 14,623